Share-based compensation - Restricted stock units - Changes in RSUs (Details) - Restricted stock units	3 Months Ended
Mar. 31, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	908,209
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 5.31
RSU granted (in shares) | shares	143,913
Granted during the period, Weighted average fair value at grant date | $ / shares	$ 19.61
RSUs vested (in shares) | shares	(293,935)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (5.09)
Balance as at the end (none of which are vested) | shares	758,187
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 8.11